Investment Strategy	Jul. 02, 2025
Beacon Tactical Risk ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Tactical Risk Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active trading. The Tactical Risk Fund will use a “fund of funds” approach, and seeks to achieve its investment objective by investing in the shares of market sector exchange-traded funds (each an “Underlying Sector ETF” and, collectively, the “Underlying Sector ETFs”). Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular U.S market sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index.

Under normal market conditions, the Tactical Risk Fund will invest substantially all of its assets in Underlying Sector ETFs with an equal weighting across 11 different U.S. market sectors – Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The Tactical Risk Fund intends to invest in one ETF for each market sector. The 11 sector ETFs are equally weighted as the first line of defense to maximize diversification so that no single sector can swing performance dramatically in one direction or the other.

When selecting Underlying Sector ETFs, the Adviser searches for sector ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Sector ETFs are unaffiliated with the Adviser, and invest solely in U.S.-based issuers. The market capitalization of the underlying portfolio securities of the Underlying Sector ETFs vary and have no limit. Each Underlying Sector ETF varies in composition and may either be diversified or non-diversified. The number of portfolio companies in each of the Underlying Sector ETFs generally ranges from a lower-end of approximately 100 portfolio companies to a higher-end of approximately 400 portfolio companies.

The Tactical Risk Fund also employs a strategy that attempts to minimize losses in volatile markets by monitoring the Underlying Sector ETFs as a group using the Adviser’s internal equally weighted benchmark portfolio of the Underlying Sector ETFs (the “Benchmark Portfolio”). When performance of that group falls by approximately 10% from its high-water mark, or highest valuation, as measured using the Benchmark Portfolio since investing in the Underlying Sector ETFs, a stop loss is triggered, and all of the Underlying Sector ETFs are sold and the proceeds invested in fixed income ETFs – either equally across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF, or in a single ultra short-term bond ETF (each an “Underlying Fixed Income ETF” and, collectively, the “Underlying Fixed Income ETFs”) as discussed in more detail below. When performance of the Benchmark Portfolio rises within a range of approximately 15% to 25% from its low watermark, or lowest valuation, since investing in the Underlying Fixed Income ETFs, the Tactical Risk Fund will liquidate all of the Underlying Fixed Income ETFs and re-invest in the Underlying Sector ETFs with an equal weighting across the 11 market sectors. The Benchmark Portfolio and the Tactical Risk Fund’s portfolio are substantially similar but differ in that (i) the Fund’s portfolio holds cash for both fees and dividends paid, while the Benchmark portfolio only holds cash for dividends paid; and (ii) the Fund’s Portfolio and Benchmark Portfolio are both rebalanced when they are materially out of alignment with the target allocation, but the Benchmark Portfolio is also rebalanced semi-annually.

When selecting Underlying Fixed Income ETFs, the Adviser searches for fixed income ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Fixed Income ETFs are unaffiliated with the Adviser, and invest in medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds. The Underlying Fixed Income ETFs generally seek to maintain a dollar-weighted average maturity and average duration consistent with the respective ultra short-term bond, short-term bond, intermediate-term bond and long-term bond indices they track. Average maturities of bonds held by the Underlying Fixed Income ETFs range from approximately 1 month on the low-end to 23 years on the higher end.

When the Tactical Risk Fund is invested in Underlying Fixed Income ETFs, the Adviser monitors daily a benchmark index that represents short-term bonds (the “2.0 Fixed Income Benchmark Portfolio”) to determine whether to be invested equally across three Underlying Fixed Income ETFs representing short-term bonds, intermediate-term bonds and long-term bonds, respectively, or to be invested in a single ETF representing ultra short-term bonds. When the Tactical Risk Fund initially sells out of the Underlying Sector ETFs, it will invest equally across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF. However, when the 2.0 Fixed Income Benchmark Portfolio reaches its highest value since investing in the Underlying Fixed Income ETFs and then drops 4% from that high watermark, the Adviser will sell out of the short-term bond ETF, intermediate-term bond ETF and long-term bond ETF. The proceeds from the liquidation will then be invested in an ultra short-term bond ETF. This 100% ultra short-term fixed income allocation is maintained until a buy trigger is initiated to move back to an equal weighting across a short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF. This buy trigger is based on the performance of the 2.0 Fixed Income Benchmark Portfolio, however, unlike the sell trigger, the buy trigger has a range of initiation. The buy trigger can range from a gain of 6% to 16% from the 2.0 Fixed Income Benchmark Portfolio’s low-water mark (or lowest valuation) since investing in the ultra short-term bond ETF only. Once a buy trigger is initiated, the Underlying Fixed Income ETFs will be re-allocated in the short-term bond ETF, an intermediate-term bond ETF and a long-term bond ETF with equal weighting.

The Trading Sub-Adviser is responsible for executing portfolio transactions and implementing the Adviser’s decisions for the Fund.

Beacon Selective Risk ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Selective Risk Fund is an actively managed exchange-traded fund (“ETF”) that may engage in active trading. The Selective Risk Fund will use a “fund of funds” approach, and seeks to achieve its investment objective by investing in the shares of Vanguard Sector exchange-traded funds (each, an “Underlying Sector ETF” and collectively, the “Underlying Sector ETFs”). Each Underlying Sector ETF is an “index fund” that invests in the equity securities of companies in a particular U.S. market sector or group of industries. The objective of each Underlying Sector ETF is to track its respective underlying sector index by replicating the securities in the underlying sector index.

Under normal market conditions, the Selective Risk Fund will invest its assets in Underlying Sector ETFs with an equal weighting across 11 different U.S. market sectors – Communication Services, Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Real Estate and Utilities. The Selective Risk Fund intends to invest in one ETF for each market sector. The 11 sector ETFs are equally weighted as the first line of defense to maximize diversification so that no single sector can swing performance dramatically in one direction or the other.

When selecting Underlying Sector ETFs, the Adviser searches for sector ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Sector ETFs are unaffiliated with the Adviser, and invest solely in U.S.-based issuers. The market capitalization of the underlying portfolio securities of the Underlying Sector ETFs vary and have no limit. Each Underlying Sector ETF varies in composition and may either be diversified or non-diversified. The number of portfolio companies in each of the Underlying Sector ETFs generally ranges from a lower-end of approximately 100 portfolio companies to a higher-end of approximately 400 portfolio companies.

The Selective Risk Fund also employs a proprietary targeted loss reduction strategy at the sector level. Each of the 11 sectors move and are monitored independently with each sector tracked by its own internally designed benchmark (each a “Sector Benchmark” and collectively, the “Sector Benchmarks”). Each Sector Benchmark is created by blending five proprietary moving averages that are designed to analyze each holding by evaluating its performance over the past 200 days through five different lenses; simple, time, exponential, volume, and volatility/adjustable. The simple moving average gives each day equal weighting. The time weighted moving average gives different weightings based on time, so that the most recent pricing gets greater weight. The exponential weighted average reviews a 200 day window, but in between the starting and ending points, the weighting for an individual’s day’s pricing increases exponentially. The volume weighted average looks at trading volume for each day, giving low weight to prices for days with low trading volume, and high weight for prices with high trading volume. The final moving average is based on volatility, using the standard deviation for the prior 200 days and the standard deviation for the past 30 days and comparing the two.

The blend of the five moving averages is used to determine the normal trading range for any given holding and provides the Adviser with each sector’s “bull” and “bear” trend lines in addition to its unique modified asset price. When a sector’s modified asset price crosses its “bear” trend line, the sector is deemed to be showing weakness and the position is subsequently sold. The sell proceeds are then invested either equally across an inflation-protected securities ETF, an intermediate-term bond ETF, a long-term bond ETF and an extended duration treasuries ETFs, or in a short-term bond ETF (each an “Underlying Fixed Income ETF” and, collectively, the “Underlying Fixed Income ETFs”) as described in more detail below. Conversely, when an already sold sector position has its modified asset price cross its “bull” trend line, the sector is deemed to be showing strength. As a result, the Underlying Fixed Income ETFs are liquidated and the Underlying Sector ETF position representing that particular sector is subsequently repurchased.

When the Selective Risk Fund initially sells out of an Underlying Sector ETF, it will invest the proceeds equally across an inflation-protected securities ETF, an intermediate-term bond ETF, a long-term bond ETF and an extended duration treasuries ETF when the Fixed Income portfolio is in its default state. The Adviser then monitors daily, fixed income index benchmarks that represent inflation-protected securities, intermediate-term bonds, long-term bonds and extended duration treasuries, respectively (each a “Fixed Income Benchmark” and, collectively, the “Fixed Income Benchmarks”). When a Fixed Income Benchmark representing inflation-protected securities, intermediate-term bonds, long-term bonds or extended duration treasuries falls below what the Adviser considers its low trading or “bear” trend line, determined in the same manner as described above for Sector Benchmarks, the Underlying Fixed Income Fund ETF representing that particular Fixed Income Benchmark is liquidated the following day, and the proceeds are invested in a short-term bond ETF. Conversely, when the Fixed Income Benchmark representing a previously liquidated Underlying Fixed Income ETF rises above what the Adviser considers its high trading or “bull” trend line, determined in the same manner as described above for Sector Benchmarks, the portion of the short-term bond ETF position represented by the previously liquidated ETF is liquidated the following day, and the proceeds are invested back into that Underlying Fixed Income ETF.

When selecting Underlying Fixed Income ETFs, the Adviser searches for fixed income ETFs that have low expenses, minimal tracking error to the underlying indexes, and sufficient liquidity. The Underlying Fixed Income ETFs are unaffiliated with the Adviser, and invest in medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds, U.S. Treasury securities, including inflation-protected public obligations issued by the U.S. Treasury. The Underlying Fixed Income ETFs generally seek to maintain a dollar-weighted average maturity and average duration consistent with the respective short-term bond, inflation protected securities, intermediate-term bond and extended duration treasury indices they track.

The Trading Sub-Adviser is responsible for executing portfolio transactions and implementing the Adviser’s decisions for the Fund.